Financial liabilities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Liabilities Arising From Financing Activities [Roll Forward]
Interest paid	€ (3,855)	€ (336)
Payment of lease liabilities	(600)	(568)
Cash flows from financing activities	76,493	(2,830)
Foreign exchange (gain) loss	20	(26)
Of which current	32,065		€ 4,309
Of which Non-Current	74,546		€ 91,010
Liabilities Related to Financing Activities
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	95,320
Principal received / New lease contracts	0
Decrease in loans and conditional advances	(1,537)
Interest paid	(3,844)
Payment of lease liabilities	(600)
Cash flows from financing activities	(5,981)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	1,174
Cumulative fixed interest expense accrual	10,425
Cumulative variable interest expense accrual	4,138
Foreign exchange (gain) loss	1,536
Non-cash from financing activities	17,272
Liabilities arising from financing activities at end of period	106,611
Of which current	32,065
Of which Non-Current	74,546
Lease liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	3,099
Principal received / New lease contracts	0
Decrease in loans and conditional advances	0
Interest paid	(47)
Payment of lease liabilities	(600)
Cash flows from financing activities	(647)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(20)
Cumulative fixed interest expense accrual	67
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	0
Non-cash from financing activities	47
Liabilities arising from financing activities at end of period	2,499
Of which current	1,232
Of which Non-Current	1,267
Bpifrance advance | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	707
Principal received / New lease contracts	0
Decrease in loans and conditional advances	(242)
Interest paid	0
Payment of lease liabilities	0
Cash flows from financing activities	(242)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	12
Cumulative fixed interest expense accrual	(5)
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	0
Non-cash from financing activities	7
Liabilities arising from financing activities at end of period	473
Of which current	473
Of which Non-Current	0
Bpifrance advance | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		€ 232
Principal received / New lease contracts	0
Decrease in loans and conditional advances	(50)
Interest paid	0
Payment of lease liabilities	0
Cash flows from financing activities	(50)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	18
Cumulative fixed interest expense accrual	0
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	0
Non-cash from financing activities	18
Liabilities arising from financing activities at end of period	200
Of which current	100
Of which Non-Current	100
HSBC “PGE” | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	630
Principal received / New lease contracts	0
Decrease in loans and conditional advances	(628)
Interest paid
Payment of lease liabilities	0
Cash flows from financing activities	(628)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(1)
Cumulative fixed interest expense accrual	0
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	0
Non-cash from financing activities	(1)
Liabilities arising from financing activities at end of period	0
Of which current	0
Of which Non-Current	0
Bpifrance “PGE” | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	941
Principal received / New lease contracts	0
Decrease in loans and conditional advances	(617)
Interest paid	(8)
Payment of lease liabilities	0
Cash flows from financing activities	(625)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	5
Cumulative fixed interest expense accrual	(8)
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	0
Non-cash from financing activities	(3)
Liabilities arising from financing activities at end of period	313
Of which current	313
Of which Non-Current	0
EIB Loan | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	48,442
Principal received / New lease contracts	0
Decrease in loans and conditional advances	0
Interest paid	(3,789)
Payment of lease liabilities	0
Cash flows from financing activities	(3,789)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	1,160
Cumulative fixed interest expense accrual	773
Cumulative variable interest expense accrual	4,138
Foreign exchange (gain) loss	0
Non-cash from financing activities	6,070
Liabilities arising from financing activities at end of period	50,723
Of which current	765
Of which Non-Current	49,958
HCR Royalty Financing
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period	41,269
Principal received / New lease contracts	0
Decrease in loans and conditional advances	0
Interest paid	0
Payment of lease liabilities	0
Cash flows from financing activities	0
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	0
Cumulative fixed interest expense accrual	9,599
Cumulative variable interest expense accrual	0
Foreign exchange (gain) loss	1,536
Non-cash from financing activities	11,135
Liabilities arising from financing activities at end of period	52,404
Of which current	29,182
Of which Non-Current	€ 23,222